Commitments (Details 4) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Commitments [Line Items]
Consideration payable on / post acquisition	$ 130,512	$ 139,469
Contingent consideration payable	41,429	38,628
Deferred consideration payable, current	10,100	42,900
Consideration payable post acquisition	2,393	2,227
Consideration payable from acquisitions	184,434	223,224	$ 101,940
Consideration payable on / post acquisition, Current	102,382	59,789
Contingent consideration payable, Current	7,021	7,214
Deferred consideration payable, current	9,056	34,983
Current consideration payable from acquisitions	118,459	101,986
Contingent consideration Payable On Acquisition, current	28,130	79,680
Contingent consideration payable, Non-current	34,408	31,414
Deferred consideration payable, noncurrent	1,044	7,917
Other consideration payable, Non-current	2,393	2,227
Non-current consideration payable from acquisitions	$ 65,975	$ 121,238